NYSE Euronext

Received SEC
JUN 27 2011
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

[redacted]

11007820

CERTNYS
001-34121

June 27, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, RIO TINTO PLC (Guarantor), RIO TINTO LIMITED (Guarantor), RIO TINTO FINANCE (USA) LIMITED (Issuer), U.S.$700,000,000 2.500% Notes due 2016 and U.S.$1,000,000,000 4.125% Notes due 2021 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 3, 2011. Tentative listing date – June 29, 2011.

Sincerely,